MARKETABLE SECURITIES	12 Months Ended
Mar. 31, 2022
MARKETABLE SECURITIES
Marketable Securities
4.	MARKETABLE SECURITIES

As at March 31, 2022, the fair value of its current holdings was $311,293 (March 31, 2021 - $1,026,418) and the negative change of fair value adjustment of $715,125 for the year ended March 31, 2022 (March 31, 2021 –change of fair value adjustment of $626,438). The marketable securities include 5.5 million units (shares and warrants) of Carlyle Commodities Corp., a Canadian public company listed on TSX-V exchange.

As at March 31, 2022, the Company held the following marketable securities:

Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Increase (Decrease)
	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	5,500,000	907,500	165,000	(742,500)
Carlyle Commodities Corp - Warrants	5,500,000	727,000	123,000	(604,000)
Other	2,275,002	18,356	23,293	4,937
	13,275,002	1,652,856	311,293	(1,341,563)